Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Sale Leaseback Transaction [Line Items]
Net proceeds from sale-leaseback	$ 77,000
Term of the lease	20 years
Escalation rate of sale lease back	8.00%
Escalation period of lease	5 years
Annual rental payment	5,945
First lien facility [Member]
Sale Leaseback Transaction [Line Items]
Repayment of First lien facility	$ 10,000